MAINSTAY FUNDS TRUST

51 Madison Avenue

New York, NY 10010

March 28, 2013

VIA EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Preliminary Schedule 14A for MainStay Funds Trust
File No.: 811-22321

Commissioners:

On behalf of MainStay Funds Trust (the “Registrant”), we are transmitting for filing with the Securities and Exchange Commission (the “Commission”) a proxy on Schedule 14A on behalf of MainStay Epoch U.S. All Cap Fund (the “Fund”), a series of the Registrant. This filing relates to the following proposals:

1.	To approve a new subadvisory agreement with respect to the Fund between Epoch Investment Partners, Inc. (‘‘Epoch’’) and New York Life Investments prompted by the change of control of Epoch;

2.	To approve the amendment of the fundamental investment restrictions of the Fund;

3.	To grant the Trust the authority to enter into and materially amend agreements with certain subadvisors on behalf of the Fund without obtaining shareholder approval; and

4.	To transact such other business as may properly come before the Special Meeting and any adjournments or postponements thereof.

No filing fee is due because the Registrant has previously registered an indefinite number of shares pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Please direct any questions concerning the filing to the undersigned at 973-394-4505.

Very truly yours,

/s/ Thomas C. Humbert

Thomas C. Humbert

Assistant Secretary